[SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP LETTERHEAD]

March 13, 2015

CONFIDENTIAL

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	GP Investments Acquisition Corp.
Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, GP Investments Acquisition Corp., an emerging growth company organized under the laws of the Cayman Islands (the “Company”), we are submitting a draft registration statement on Form S-1 (the “Draft Registration Statement”) relating to a proposed initial public offering of the Company’s units. In accordance with the procedures of the Securities and Exchange Commission (the “Commission”) for emerging growth companies, the enclosed Draft Registration Statement is being submitted to you in draft, unsigned form and on a confidential basis.

If you need additional copies or have any questions regarding the Draft Registration Statement, please contact the undersigned by phone at (650) 470-4540 or via e-mail at Gregg.Noel@skadden.com.

Thank you.
Very truly yours,
/s/ Gregg A. Noel
Gregg A. Noel

Enclosures

cc:	Antonio Bonchristiano, Chief Executive Officer
Fersen Lamas Lambranho, Chairman of the Board

Deanna L. Kirkpatrick, Davis Polk & Wardwell LLP

Manuel Garciadiaz, Davis Polk & Wardwell LLP

Eric Wooley, Citigroup Global Markets Inc.